Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Mar. 06, 2013
Document Effective Date	Mar. 06, 2013
Prospectus Date	Mar. 01, 2013